Business Acquisitions - Recognized Identifiable Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands	Oct. 03, 2016	Apr. 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Estimated fair value of identifiable assets acquired and liabilities assumed:
Goodwill			$ 15,504	$ 2,373	$ 2,373
Kit CRM Inc.
Business Acquisition [Line Items]
Cash consideration		$ 8,254
Estimated fair value of identifiable assets acquired and liabilities assumed:
Net closing working capital		254
Goodwill		6,929
Kit CRM Inc. | Acquired intangibles
Estimated fair value of identifiable assets acquired and liabilities assumed:
Acquired technology		$ 1,071
Boltmade Inc.
Business Acquisition [Line Items]
Cash consideration	$ 6,015
Estimated fair value of identifiable assets acquired and liabilities assumed:
Net tangible assets acquired	50
Net closing working capital	515
Goodwill	$ 5,450